Investments in Equity Method Investees - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Thousands								1 Months Ended	12 Months Ended
	Nov. 21, 2019	Feb. 28, 2019	Sep. 28, 2018	Sep. 17, 2018	Aug. 03, 2018	Jul. 24, 2018	May 07, 2018	Jan. 31, 2019	Mar. 31, 2019	Mar. 31, 2018	Nov. 30, 2018
Disclosure Of Significant Investments In Associates [Line Items]
Rivers warrants									$ 74,691	$ 64,689
Canopy Rivers warrants reclassed from liabilityto equity									28,512
BCT
Disclosure Of Significant Investments In Associates [Line Items]
Rivers warrants					$ 8,563
Participating share			42.20%		50.00%
Purchase of comon shares			$ 3,986
CanapaR
Disclosure Of Significant Investments In Associates [Line Items]
Rivers warrants		$ 17,400
Participating share		49.20%
Percentage of voting equity interests acquired						35.00%
Cash consideration						$ 750
Percentage of call option to purchase						100.00%
PharmHouse
Disclosure Of Significant Investments In Associates [Line Items]
Rivers warrants							$ 9,800	$ 1,199	$ 40,231
Participating share							49.00%		49.00%
Common share warrants exercisable period							2 years
Exercise price per share				$ 2.00
Fair value of warrants							$ 29,232
Subscription price per share				$ 3.50
Gain loss on change of fair value of warrant liability				$ 720
Canopy Rivers warrants reclassed from liabilityto equity				$ 28,512
PharmHouse | Other Financial Assets1
Disclosure Of Significant Investments In Associates [Line Items]
Secured debt	$ 40,000
Interest rate	12.00%
Term of maturity	three-year
PharmHouse | Maximum
Disclosure Of Significant Investments In Associates [Line Items]
Exercise price per share							$ 2.00
TerrAscend
Disclosure Of Significant Investments In Associates [Line Items]
Rivers warrants										$ 16,978
Participating share										24.00%
Purchase of comon shares										$ 13,460
Purchase price of warrants										$ 7,540
Estimated fair value of investment in exchangable shares									$ 160,000		$ 135,000
Net gain in other (expense) income on derecognition of equity investment									8,678
Gain on exchangable shares of other comprehensive income									$ 25,000